Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable

NOTE 6 – NOTES PAYABLE

	June 30, 2020	December 31, 2019
Secured
(a) Notes payable secured by equipment	$357	$-
(b) Note payable secured by assets	50	56

Unsecured
(c) Note payable-Payroll Protection Loan	134	-
(d) Note payable- Economic Injury Disaster Loan	150	-
Total notes payable outstanding	691	56
Current portion	182	-
Long-term portion	$509	$56

(a)	In April 2020 and May 2020, the Company entered into two financing agreements aggregating $395. The notes bear interest at 10.9% per annum, are secured by the Company’s equipment, requires monthly payments of principal and interest of $21, and mature in April 2022 and May 2022. During the six months ended June 30, 2020, the Company made principal payments of $38 and at June 30, 2020, the balance due on these notes was $357.

(b)	Note payable, interest at 8.3% per annum, secured by all the assets of the Company. The note was due January 13, 2019 and on April 24, 2020, the note holder waived the default through December 31, 2020. At December 31, 2019, the balance of this Note was $56, During the six months ended June 30, 2020, the company made principal payments of $6, and at June 30, 2020, the balance due on this note was $50.

(c)	On May 7, 2020, the Company was granted a loan (the “PPP loan”) from Bank of America in the aggregate amount of $134, pursuant to the Paycheck Protection Program (the “PPP”) under the CARES Act. The PPP loan agreement is dated May 4, 2020, matures on May 4, 2022, bears interest at a rate of 1% per annum, with the first six months of interest deferred, is payable monthly commencing on November 2020, and is unsecured and guaranteed by the U.S. Small Business Administration (“SBA”). The loan term may be extended to April 20, 2025, if mutually agreed to by the Company and lender. We applied ASC 470, Debt, to account for the PPP loan. The PPP loan may be prepaid at any time prior to maturity with no prepayment penalties. Funds from the PPP loan may only be used for qualifying expenses as described in the CARES Act, including qualifying payroll costs, qualifying group health care benefits, qualifying rent and debt obligations, and qualifying utilities. The Company intends to use the entire loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the loan may be forgiven if they are used for qualifying expenses. The Company intends to apply for forgiveness of the PPP loan with respect to these qualifying expenses, however, we cannot assure that such forgiveness of any portion of the PPP loan will occur. As for the potential loan forgiveness, once the PPP loan is, in part or wholly, forgiven and a legal release is received, the liability would be reduced by the amount forgiven and a gain on extinguishment would be recorded. The terms of the PPP loan provide for customary events of default including, among other things, payment defaults, breach of representations and warranties, and insolvency events. The Company was in compliance with the terms of the PPP loan as of June 30, 2020.

(d)	On June 5, 2020, the Company received a $150 loan (the “EID Loan”) from the SBA under the SBA’s Economic Injury Disaster Loan program. The EID Loan has a thirty year term and bears interest at a rate of 3.75% per annum. Monthly principal and interest payments of $0.7 per month are deferred for twelve months, and commence in June 2021. The EID Loan may be prepaid at any time prior to maturity with no prepayment penalties. The proceeds from the EID Loan must be used for working capital. The Loan contains customary events of default and other provisions customary for a loan of this type. The Company was in compliance with the terms of the EID loan as of June 30, 2020.

NOTE 6 – NOTES PAYABLE

	December 31, 2019	December 31, 2018

Note payable, in default, due January 13, 2019, interest at 8.3% per annum, secured by all the assets of the Company. As of the date of the financial statements, the note has not been fully paid, and the Company is in negotiations with the lender to cure this default.	$55,850	$80,000

Note payable, unsecured, due January 6, 2019, interest at 10% per year. The note was paid off in 2019.	-	100,000

Total notes payable (all current portion)	$55,850	$180,000